Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		51 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flows from Operating Activities
Net Loss	$ (2,702)	$ (2,169)	$ (19,057)
Non Cash Adjustments:
Common Stock Issued in Lieu of Services			5,000
Contributed Capital for Services			1,271
Changes in Assets and Liabilities:
Accrued Expenses	1,264	(2,558)	2,702
Net Cash Flows from Operating Activities	(1,438)	(4,727)	(10,084)
Net Cash Flows from Investing Activities
Cash Flows from Financing Activities
Cash Advance by Parent	1,438	4,727	10,084
Net Change in Cash and Cash Equivalents
Cash and Cash Equivalents - Beginning of Period
Cash and Cash Equivalents - End of Period
Cash Paid During the Period for:
Interest
Income Tax